Income Taxes (Details) - Schedule of deferred income tax basis of assets and liabilities - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of deferred income tax basis of assets and liabilities [Line Items]
Net operating losses		$ 172
Accrued liabilities	365	417
Inventory capitalization	199	142
Accrued compensation	119	20
Reserve liabilities	314	52
Deferred revenue	66
Deferred rent	136
Disallowed interest		53
Other	4	3
Total deferred tax assets	1,203	859
Less: Valuation allowance	(1,163)	(859)
Total deferred tax assets, net of valuation allowance	40
Property and equipment	(40)
Total deferred tax liabilities	(40)
Net deferred taxes